INCOME TAX - Income tax (benefit) provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 726,038	$ 536,853
Deferred	(239,332)	(575,221)
Change in valuation allowance	239,332	575,221
Income tax provision	$ 726,038	$ 536,853